Share-based payments (Details 3) - Option Plan III Grant date Jan 24 2023 [Member]	12 Months Ended
Mar. 31, 2023 yr $ / shares
Statement [Line Items]
Grant date	Jan 24, 2023
Category	Category III
Current market price | $ / shares	$ 150.14
Exercise price | $ / shares	$ 135.13
Dividend yield	12.00%
Discount rate	0.90%
Bottom of range [member]
Statement [Line Items]
Expected term | yr	2
Volatility	56.67%
Top of range [member]
Statement [Line Items]
Expected term | yr	5
Volatility	87.91%